10. Operating Leases	12 Months Ended
Dec. 31, 2011
Leases of Lessor Disclosure [Text Block]
10.	Operating Leases

Viking leases its Westborough, MA facility under a non-cancelable operating lease agreement expiring on September 30, 2015. Future minimum lease payments through September 2015 are as follows:

Period	Amount
2012	$250,280
2013	251,445
2014	254,940
2015	191,205
Total	$947,870

For the years ended December 31, 2011 and December 31, 2010, rental expenses were $247,317 and $246,000, respectively.